Disclosure of financial assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Investments	$ 1,536,036
Strategic investments	32,738	$ 2,199,199
Settlement receivables	902,991
Total	2,471,765
Level 1 [Member]
Statements Line Items
Investments	624,559
Strategic investments	32,738
Settlement receivables	0
Total	657,297
Level 2 [Member]
Statements Line Items
Investments	0
Strategic investments	0
Settlement receivables	902,991
Total	902,991
Level 3 [Member]
Statements Line Items
Investments	911,477
Strategic investments	0
Settlement receivables	0
Total	$ 911,477